The Gabelli Global Financial Services Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.1%
	Automobiles — 5.3%
7,000	Daimler AG	$494,194
3,200	Toyota Motor Corp., ADR	494,624

		988,818

	Banks — 18.9%
19,950	CIT Group Inc.	716,205
117,000	Commerzbank AG†	752,685
161,700	Dah Sing Financial Holdings Ltd.	455,746
25,700	ING Groep NV†	239,900
25,200	Japan Post Bank Co. Ltd.	206,715
17,000	Shinhan Financial Group Co. Ltd., ADR†	505,920
28,100	Shinsei Bank Ltd.	345,892
7,200	Webster Financial Corp.	303,480

		3,526,543

	Consumer Finance — 6.1%
19,100	Ally Financial Inc.	681,106
4,700	Capital One Financial Corp.	464,595

		1,145,701

	Diversified Banks — 17.6%
272,500	Barclays plc†	546,594
12,550	Citigroup Inc.	773,833
46,100	Credit Agricole SA†	581,202
240,500	Natwest Group plc†	551,374
15,510	Societe Generale SA†	322,529
78,100	Standard Chartered plc†	497,589

		3,273,121

	Homebuilders — 4.9%
3,010	Cavco Industries Inc.†	528,105
25,409	Legacy Housing Corp.†	383,930

		912,035

	Institutional Brokerage — 10.3%
49,700	Credit Suisse Group AG, ADR	636,160

Shares		Market Value
92,400	Daiwa Securities Group Inc.	$420,590
34,810	Jefferies Financial Group Inc.	856,326

		1,913,076

	Institutional Trust, Fiduciary, and Custody — 7.6%
8,450	State Street Corp.	614,991
18,650	The Bank of New York Mellon Corp.	791,506

		1,406,497

	Investment Management — 18.9%
3,750	Diamond Hill Investment Group Inc.	559,763
28,250	Franklin Resources Inc.	705,968
25,100	Janus Henderson Group plc	816,001
44,200	Waddell & Reed Financial Inc., Cl. A	1,125,774
20,730	Westwood Holdings Group Inc.	300,585

		3,508,091

	Life Insurance — 8.5%
203,117	Aegon NV	802,726
17,929	NN Group NV	778,212

		1,580,938

	TOTAL COMMON STOCKS	18,254,820

	U.S. GOVERNMENT OBLIGATIONS — 1.9%
345,000	U.S. Treasury Bills, 0.065% to 0.081%††, 02/18/21 to 03/25/21	344,962

	TOTAL INVESTMENTS — 100.0% (Cost $17,290,126)	$18,599,782

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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